Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The book values of cash and cash equivalents, accounts receivable and accounts payable are considered to be representative of their respective fair values because of the immediate short-term maturity of these financial instruments. The fair value of the Partnership’s senior secured credit facility was determined based upon a market approach and approximates the carrying value at December 31, 2013. The fair value of the Partnership’s senior secured credit facility is a Level 2 measurement.